Note 12 - Subsequent Events (Details Textual) - Subsequent Event [Member] $ in Millions	Nov. 15, 2016 USD ($) T	Nov. 23, 2016 USD ($)
M/V Capetan Tassos [Member]
Vessel Carrying Capacity | T	75,100
Long-term Purchase Commitment, Amount	$ 4.4
Affiliated Entity [Member]
Debt Instrument, Face Amount		$ 2.0